Loan Commitments and Other Related Activities (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loan Commitments and Other Related Activities (Textual) [Abstract]
Commitments to make loans	60 days or less
Fixed rate loan commitment interest rate minimum	2.74%
Fixed rate loan commitment interest rate maximum	9.04%	5.95%
Commitments maturity	180 months	60 months
Fixed rate loan commitment interest rate		5.30%